INVESTMENTS IN NONCONSOLIDATED SUBSIDIARIES	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN NONCONSOLIDATED SUBSIDIARIES

NOTE 5 – INVESTMENTS IN NONCONSOLIDATED SUBSIDAIRIES

In 2015, The Company acquired one hundred percent (100%) of the share capital of Agricerere S.r.l., Agrielektra S.r.l., Agrisorse S.r.l. and Gefa S.r.l (each, an “SVP” and collectively, the “SVPs”) in consideration of $5,647 (€5,200) (“Purchase Price”). Each SVP owns and operates an anaerobic digestion biogas plant for the production and sale of electricity to Gestore del Servizi Energetici GSE, S.p.A., a state-owned utility company, pursuant to a power purchase agreement. The Company to paid 50% of the Purchase Price on the closing date (December 14, 2015) and the remaining balance will be paid on the third anniversary of the closing date. The remaining balance bears interest at an annual rate of two percent (2%). The Purchase Price is subject to certain adjustments and to the difference between the actual EBITDA results in the 18 months following the closing date divided by 1.5 and € 935, per the following mechanism:

(i)        If the actual EBITDA results in the 18 months following the closing date divided by 1.5 is greater than € 935 then the deferred payment shall be increased by the amount equal to 50% (fifty per cent) of this difference.

(ii)       If the actual EBITDA results in the 18 months following the closing date divided by 1.5 is lesser than € 935 then the deferred payment shall be reduced by the amount of the amount necessary to maintain Purchase Price that yields an Equity IRR of 25%, but not more than 35% of the remaining balance.

The Company also agreed to reimburse the sellers the VAT amount that was claimed by the SPVs through the closing date. The reimbursed amount will not exceed € 1,160 and will be refunded to the Sellers only after the amount will be refunded to the Company by the VAT authorities in Italy.

In 2015, the Company entered into an EBITDA Guarantee Agreement (“EBITDA Guarantee Agreement”) with Austep S.p.A. (“Austep”). Austep specializes in design, construction, operation and servicing of anaerobic digestion plants. Pursuant to the EBITDA Guarantee Agreement, Austep will operate, maintain and supervise the Company’s biogas plants in consideration to a monthly guaranteed EBITDA of $204 (€188) during the initial six months following the Closing Date and an annual guaranteed EBITDA of $4,083 (€3,760) then after. Pursuant to the terms of the agreements with Austep, the Company will receive the guaranteed levels of EBITDA and Austep will receive ninety percent (90%) of the revenue in excess of these levels.

The Company applies the equity method because the EBITDA Guarantee Agreement whereby Austep operates, maintains and supervises each plant, prevents the Company from exercising a controlling influence over operating policies of the plants. Under this method, the equity investment is reflected as an investment in non-consolidated subsidiaries on our Balance Sheets and the net earnings or losses of the investments is reflected as equity in net earnings of nonconsolidated subsidiaries on the Company’s consolidated statements of operations. The Company’s investment in the SPV’s carrying value exceeded its proportionate share of the net assets of the SPVs by $19. This Premium was recognized as part of the carrying value in the Company’s equity investment in the SPVs.

Investment in nonconsolidated subsidiaries included the following activity during the years:

	Year ended December 31,
	2016	2015
Balance at beginning of period	$4,993	$—
Investment in nonconsolidated subsidiaries	—	5,031
Equity in losses of nonconsolidated subsidiaries	(444)	(38)
Translation adjustment	(120)	—
Balance at end of period	$4,429	$4,993

The table set forth below summarize the combined financial information related to our nonconsolidated subsidiaries that are accounted for under the equity method as of December 31, 2016, and December 31, 2015.

(Dollars in thousands)	December 31, 2016	December 31, 2015
Assets:
Current Assets	$2,735	$2,753
Property, Plant and Equipment, net of accumulated depreciation	16,167	18,109
Other Non-Current Assets	7,970	6,054
Total assets	$26,872	$26,916
Liabilities and Shareholder’s Deficit:
Current liabilities	$8,221	$4,697
Long Term Liabilities	14,282	17,286

Total liabilities	22,503	21,983

Shareholder’s Equity	4,369	4,933

Total Shareholder’s Equity	4,369	4,933

Total liabilities and Shareholder’s Equity	$26,872	$26,916